Derivative financial instruments - Summary of fair value of derivative instruments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	$ 12,402	$ 10,048
Derivatives held for trading, Fair value liabilities	(13,449)	(8,313)
Embedded derivatives, Fair value assets	0	1
Embedded derivative, Fair value liabilities	(7)	(7)
Fair value asset	12,750	12,747
Fair value liability	(13,921)	(8,402)
Current derivatives, Fair value assets	5,744	2,992
Current derivatives, Fair value liabilities	(7,565)	(2,998)
Non-current derivatives, Fair value assets	7,006	9,755
Non-current derivatives, Fair value liabilities	(6,356)	(5,404)
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Hedges, Fair value asset	1	4
Hedges, Fair value liability	0	0
Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Hedges, Fair value asset	347	2,694
Hedges, Fair value liability	(465)	(82)
Currency forwards | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Hedges, Fair value asset	1	4
Hedges, Fair value liability	0	0
Gas price futures | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Hedges, Fair value asset	0	0
Hedges, Fair value liability	0	0
Currency swaps | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Hedges, Fair value asset	326	2,614
Hedges, Fair value liability	(465)	(82)
Interest rate swaps | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Hedges, Fair value asset	21	80
Hedges, Fair value liability	0	0
Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	272	858
Derivatives held for trading, Fair value liabilities	(643)	(694)
Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	2,192	1,519
Derivatives held for trading, Fair value liabilities	(1,567)	(1,093)
Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	6,823	6,406
Derivatives held for trading, Fair value liabilities	(8,273)	(5,489)
Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	3,105	1,258
Derivatives held for trading, Fair value liabilities	(2,966)	(1,037)
Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	10	7
Derivatives held for trading, Fair value liabilities	0	0
Embedded derivatives, Fair value assets	0	1
Embedded derivative, Fair value liabilities	$ (7)	$ (7)